Bonds, mortgages and other long-term debt (Tables)	12 Months Ended
Dec. 31, 2025
Bonds, mortgages and other long-term debt
Bonds, mortgages and other long-term debt

	EUR’000	USD’000
Recoverable advances – Bpifrance (Innovation and BELICIM)	325	382
PGE loans (CIC, Bpifrance, BNP)	335	394
Bpifrance Innovation Loan	343	403
Bpifrance Innovation R&D Loan	425	499
Total debt	1,429	1,678
Less: current portion	(586)	(689)
Noncurrent portion	842	989

Schedule of contractual maturities of debt

Contractual maturities of debt
Year	USD’000
2026	689
2027	405
2028	360
2029	204
2030 and thereafter	20
Total debt	1,678